Submission	Jul. 23, 2026
Submission [Line Items]
Central Index Key	0002012139
Registrant Name	Fortress Private Lending Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES